Fair Value Measurements - Changes in the earn-out, Level 3 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	$ 11,100	$ 7,075	$ 7,075	$ 5,900
Revaluations included in earnings			6,396	(470)
Balance at the end of the period			11,100	7,075
Recurring | Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning of the period	11,100	7,075	7,075
Payment of Earn-out liability	(8,000)	0
Revaluations included in earnings	380	0
Balance at the end of the period	$ 3,480	$ 7,075	$ 11,100	$ 7,075